Personnel expenses - Total expenditure on remuneration (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2020 SEK (kr) Y employee item	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)
Personnel Expenses
Number of systems for variable remuneration | item	1
Number of levels of testing individual variable remuneration | item	3
Number of months salary maximum at Company level | item	2
Number of months salary maximum outcome for individual variable remuneration based on department's quantitative targets | item	2
Individual variable remuneration test out come lower limit	0
Individual variable remuneration test out come department level upper limit	1.5
Number of months salary maximum outcome for individual variable remuneration | item	3
Disbursement percentage under employee incentive scheme year one	40.00%
Disbursement percentage under employee incentive scheme subsequent years	20.00%
Disbursement under employee incentive scheme number of subsequent years | Y	3
Number of employees that receive remuneration greater than one million Euro per fiscal year | employee	0
Executive management
Personnel Expenses
Total amount expensed for remuneration	kr (38,632)	kr (34,780)	kr (33,617)
of which fixed remuneration	kr (38,632)	kr (34,780)	kr (33,617)
number of beneficiaries	12	12	12
Outstanding unvested deferred remuneration	kr (90)	kr (90)	kr (207)
Deferred remuneration paid out	(69)	(69)	(239)
Other members of staff whose actions have a material impact on the risk profile of the institution
Personnel Expenses
Total amount expensed for remuneration	(87,252)	(88,565)	(111,896)
of which fixed remuneration	(81,244)	(81,730)	kr (111,896)
of which variable remuneration in cash	kr (6,008)	kr (6,835)
number of beneficiaries	67	74	114
Outstanding unvested deferred remuneration	kr (8,164)	kr (4,727)	kr (1,884)
Deferred remuneration awarded	(3,605)	(4,101)
Deferred remuneration paid out	(2,535)	(569)	(2,910)
Severance payments made		kr (1,319)
number of beneficiaries		1
Severance payments awarded			(1,319)
Catrin Fransson, Chief Executive Officer (CEO)
Personnel Expenses
of which fixed remuneration	kr (5,234)	kr (5,015)	kr (4,743)
Notice period	6 months
Severance pay period limit	18 months
Retirement age	65 years	65 years	65 years
Pension fee percentage on fixed salary	30.00%	30.00%	30.00%
Per Akerlind, Deputy Chief Executive Officer and Head of Partnerships and Relations
Personnel Expenses
of which fixed remuneration	kr (3,527)	kr (3,509)	kr (3,339)
Notice period	6 months
Severance pay period limit	18 months
Senior Executives
Personnel Expenses
Retirement age	65 years
Pension fee percentage on fixed salary	30.00%
Senior Executives | Minimum
Personnel Expenses
Notice period	3 months
Senior Executives | Maximum
Personnel Expenses
Notice period	6 months